Intangible assets	12 Months Ended
Mar. 28, 2021
Intangible Assets [Abstract]
Intangible assets	Intangible assets
Intangible assets comprise the following:

	March 28, 2021	March 29, 2020
	$	$
Intangible assets with finite lives	39.2	45.9
Intangible assets with indefinite lives:
Brand name	115.5	115.5
Domain name	0.3	0.3
	155.0	161.7
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	ERP software	Computer software	Lease rights	Intellectual property	In progress	Total
Cost	$	$	$	$	$	$
March 31, 2019	12.8	13.9	6.7	9.0	15.2	57.6
Additions	—	1.4	—	0.2	19.6	21.2
Disposal	—	(0.1)	—	—	—	(0.1)
IFRS 16 initial direct costs	—	—	(6.7)	—	—	(6.7)
Transfers	11.3	6.0	—	4.9	(22.2)	—
Impact of foreign currency translation	0.3	0.2	—	—	—	0.5
March 29, 2020	24.4	21.4	—	14.1	12.6	72.5
Additions	0.2	1.9	—	0.1	5.0	7.2
Transfers	1.3	5.5	—	3.9	(10.7)	—
Impact of foreign currency translation	(0.4)	(0.5)	—	(0.1)	—	(1.0)
March 28, 2021	25.5	28.3	—	18.0	6.9	78.7

	ERP software	Computer software	Lease rights	Intellectual property	In progress	Total
Accumulated amortization	$	$	$	$	$	$
March 31, 2019	5.6	7.1	1.2	3.9	—	17.8
Amortization	3.4	3.3	—	3.1	—	9.8
IFRS 16 initial direct costs	—	—	(1.2)	—	—	(1.2)
Impact of foreign currency translation	0.1	0.1	—	—	—	0.2
March 29, 2020	9.1	10.5	—	7.0	—	26.6
Amortization	3.3	4.9	—	5.3	—	13.5
Impact of foreign currency translation	(0.2)	(0.4)	—	—	—	(0.6)
March 28, 2021	12.2	15.0	—	12.3	—	39.5

Net book value
March 29, 2020	15.3	10.9	—	7.1	12.6	45.9
March 28, 2021	13.3	13.3	—	5.7	6.9	39.2
Intellectual property consists of product development costs, acquired technology, and patents and trademarks.
Indefinite life intangible assets
Indefinite life intangible assets recorded by the Company are comprised of the Canada Goose and Baffin brand names and domain name associated with the Company’s website. The Company expects to renew the registration of the brand names and domain names at each expiry date indefinitely, and expects these assets to generate economic benefit in perpetuity. As such, the Company assessed these intangibles to have indefinite useful lives.
The Company completed its annual impairment tests for the years ended March 28, 2021 and March 29, 2020 for indefinite life intangible assets and concluded that there was no impairment.
Key Assumptions
The key assumptions used to calculate the value-in-use (VIU) are consistent with the assumptions used to calculate VIU for goodwill (note 13).